Summary of Benefit Payments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Defined Benefit Plan Expected Future Benefit Payments Fiscal Year Maturity [Line Items]
2016	$ 413
2017	470
2018	372
2019	216
2020	753
2021-2024	1,561
Total	$ 3,785